Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Property, Plant and Equipment
9.
Property, Plant and Equipment
(a)
Changes in property, plant and equipment for the year ended December 31, 2022 are as follows:

(In millions of won)
	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction-in- progress (*1)	Right-of-use asset	Others (*2)	Total
Acquisition cost as of January 1, 2022	₩	433,847	8,583,015	50,288,095	863,241	6,867,667	235,436	1,184,889	68,456,190
Accumulated depreciation as of January 1, 2022		—	(4,068,333)	(40,637,254)	(675,638)	—	(111,382)	(853,778)	(46,346,385)
Accumulated impairment loss as of January 1, 2022		—	(209,152)	(1,230,974)	(8,484)	(76,069)	(4,188)	(22,492)	(1,551,359)
Book value as of January 1, 2022	₩	433,847	4,305,530	8,419,867	179,119	6,791,598	119,866	308,619	20,558,446
Additions		—	—	—	—	5,709,828	72,567	—	5,782,395
Depreciation		—	(373,089)	(3,182,783)	(83,747)	—	(76,370)	(269,796)	(3,985,785)
Disposals		(3,573)	—	(172,547)	(477)	—	—	(36,958)	(213,555)
Impairment loss (*3)		—	(252,997)	(672,061)	(6,912)	(292,564)	(3,439)	(29,282)	(1,257,255)
Others (*4)		45,771	196,747	1,732,712	78,497	(2,425,047)	(420)	334,931	(36,809)
Government grants received		—	—	(57,503)	—	—	—	—	(57,503)
Effect of movements in exchange rates		—	27,755	116,514	2,738	5,895	454	3,643	156,999
Book value as of December 31, 2022	₩	476,045	3,903,946	6,184,199	169,218	9,789,710	112,658	311,157	20,946,933
Acquisition cost as of December 31, 2022	₩	476,045	8,699,292	50,722,745	902,477	10,145,865	271,761	1,299,892	72,518,077
Accumulated depreciation as of December 31, 2022	₩	—	(4,348,201)	(42,744,139)	(719,862)	—	(151,550)	(962,598)	(48,926,350)
Accumulated impairment loss as of December 31, 2022	₩	—	(447,145)	(1,794,407)	(13,397)	(356,155)	(7,553)	(26,137)	(2,644,794)

(*1) As of December 31, 2022, construction-in-progress mainly relates to construction of manufacturing facilities.

(*2) Others mainly consist of tools and equipment.

(*3) During 2022, Display (Large OLED) CGU was assessed for impairment, and impairment losses amounting to ~~W~~1,236,563 million are recognized as other expenses

(*4) Others mainly represent the reclassification of construction-in-progress to other property, plant and equipment.

9.
Property, Plant and Equipment, Continued
(b)
Changes in property, plant and equipment for the year ended December 31, 2023 are as follows:

(In millions of won)
	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction-in- progress (*1)	Right-of-use asset	Others (*2)	Total
Acquisition cost as of January 1, 2023	₩	476,045	8,699,292	50,722,745	902,477	10,145,865	271,761	1,299,892	72,518,077
Accumulated depreciation as of January 1, 2023		—	(4,348,201)	(42,744,139)	(719,862)	—	(151,550)	(962,598)	(48,926,350)
Accumulated impairment loss as of January 1, 2023		—	(447,145)	(1,794,407)	(13,397)	(356,155)	(7,553)	(26,137)	(2,644,794)
Book value as of January 1, 2023	₩	476,045	3,903,946	6,184,199	169,218	9,789,710	112,658	311,157	20,946,933
Additions		—	—	—	—	3,392,876	74,611	—	3,467,487
Depreciation		—	(376,264)	(2,837,242)	(75,727)	—	(68,349)	(279,200)	(3,636,782)
Disposals		(330)	(758)	(506,420)	(1,896)	—	—	(43,368)	(552,772)
Impairment loss (*3)		—	8	(53,513)	(6)	—	—	(6,554)	(60,065)
Others (*4)		(2,902)	1,494,070	3,963,010	60,585	(5,900,151)	—	374,182	(11,206)
Government grants received		—	—	(7,417)	—	—	—	—	(7,417)
Effect of movements in exchange rates		—	9,189	39,066	964	3,626	326	983	54,154
Book value as of December 31, 2023	₩	472,813	5,030,191	6,781,683	153,138	7,286,061	119,246	357,200	20,200,332
Acquisition cost as of December 31, 2023	₩	472,813	10,192,281	52,107,890	942,376	7,571,687	245,149	1,448,688	72,980,884
Accumulated depreciation as of December 31, 2023	₩	—	(4,715,087)	(43,466,025)	(775,953)	—	(119,804)	(1,062,377)	(50,139,246)
Accumulated impairment loss as of December 31, 2023	₩	—	(447,003)	(1,860,182)	(13,285)	(285,626)	(6,099)	(29,111)	(2,641,306)

(*1) As of December 31, 2023, construction-in-progress mainly relates to construction of manufacturing facilities.

(*2) Others mainly consist of tools and equipment.

(*3) Impairment losses of ~~W~~60,065 million are recognized for the difference between the carrying amount and the recoverable amount of property, plant and equipment.

(*4) Others mainly represent the reclassification of construction-in-progress to other property, plant and equipment.

9.
Property, Plant and Equipment, Continued

(c)
Capitalized borrowing costs and capitalization rate for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)
	2021		2022	2023
Capitalized borrowing costs	₩	64,606	152,074	258,168
Capitalization rate		3.69%	3.11%	5.18%

(d)
The Group provides a portion of property, plant and equipment as an operating lease. During 2023, rental income from property, plant and equipment is W2,271 million (2021: ~~W~~1,978 million, 2022: ~~W~~2,806 million).